Financial Instruments - Derivative Fair Value (Details) - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross	$ 120,671	$ 117,620	$ 46,496
Derivative, notional amount	385,955	368,708	163,032
Accrued expenses and other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross	70,137	67,710	25,473
Other long-term obligations
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross	$ 50,534	$ 49,910	$ 21,023